Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2015

A.	DATES	Begin	End	# days

1	Payment Date		11/16/2015
2	Collection Period	10/1/2015	10/31/2015	31
3	Monthly Interest Period-Actual	10/15/2015	11/15/2015	32
4	Monthly Interest - Scheduled	10/15/2015	11/14/2015	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	104,910,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	152,720,000.00	110,307,618.44	-	-	7,326,067.58	102,981,550.86	0.6743161
7	Class A-2b Notes	152,720,000.00	110,307,618.45	-	-	7,326,067.58	102,981,550.87	0.6743161
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	80,000,000.00	80,000,000.00	-	-	-	80,000,000.00	1.0000000
10	Total Class A Notes	703,940,000.00	514,205,236.89	-	-	14,652,135.16	499,553,101.73
11	Class B Notes	30,130,000.00	30,130,000.00	-	-	-	30,130,000.00	1.0000000

12	Total Notes	$734,070,000.00	544,335,236.89	$0.00	$0.00	$14,652,135.16	529,683,101.73

	Overcollateralization
13	Exchange Note	83,702,679.54	65,984,493.47				64,519,279.95
14	Series 2014-A Notes	19,254,115.86	49,525,204.30				50,990,417.82

15	Total Overcollateralization	102,956,795.40	115,509,697.77				115,509,697.77
16	Total Target Overcollateralization	$115,509,697.77	115,509,697.77				115,509,697.77

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.20000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.71000%	65,265.34	0.4273529	7,326,067.58	47.9705839	0.00
19	Class A-2b Notes	0.19575%	0.40575%	39,784.28	0.2605047	7,326,067.58	47.9705839	0.00
20	Class A-3 Notes		1.16000%	206,470.33	0.9666667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.37000%	91,333.33	1.1416666	0.00	0.0000000	0.00
22	Total Class A Notes			402,853.28	0.5722835	14,652,135.16	20.8144659	0.00
23	Class B Notes		1.65000%	41,428.75	1.3750000	0.00	0.0000000	0.00

24	Totals			444,282.03	0.6052311	14,652,135.16	19.9601334	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	753,324,115.86	593,860,441.19	580,673,519.55

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	837,026,795.40	645,192,799.50
28	Aggregate Base Residual Value (Not Discounted)	585,024,723.00	527,944,880.15

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	15	66,076.85
30	Turn-in Ratio on Scheduled Terminations			33.33%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	34,835	659,844,934.66
32	Depreciation/Payments		(7,696,743.59)
33	Gross Credit Losses	(41)	(765,507.51)
34	Early Terminations — Regular	(3)	(68,108.13)
35	Scheduled Terminations — Returned	(62)	(992,656.35)
36	Payoff Units & Lease Reversals	(244)	(5,129,119.58)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	34,485	645,192,799.50

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2015

C.	SERVICING FEE

39	Servicing Fee Due	549,870.78

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(11,537.35)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,185,133.98
43	Beginning Reserve Account Balance	4,185,133.98
44	Ending Reserve Account Balance	4,185,133.98

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	34,172	99.40%	639,340,139.63
46	31 - 60 Days Delinquent	166	0.48%	3,296,017.11
47	61 - 90 Days Delinquent	37	0.11%	728,390.77
48	91 - 120 Days Delinquent	5	0.01%	97,501.96
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	34,380	100.00%	643,462,049.47

51	Prepayment Speed (1 Month)				0.84%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	65	1,060,764.48
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(944,810.52)
54	Less: Excess Wear and Tear Received in Current Period		(440.66)
55	Less: Excess Mileage Received in Current Period		(8,040.42)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		107,472.88

57	Beginning Cumulative Net Residual Losses		203,735.12
58	Current Period Net Residual Losses		107,472.88

59	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		311,208.00

60	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.04%

	Credit Losses:	Units	Amounts
61	Aggregate Securitization Value on charged-off units	41	765,507.51
62	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(564,214.31)

63	Current Period Net Credit Losses/(Gains)		201,293.20

64	Beginning Cumulative Net Credit Losses		2,153,610.96
65	Current Period Net Credit Losses		201,293.20

66	Ending Cumulative Net Credit Losses		2,354,904.16

67	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.28%

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

68	Lease Payments Received	10,725,366.23
69	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	894,916.49
70	Liquidation Proceeds, Recoveries & Expenses	513,542.29
71	Insurance Proceeds	50,672.02
72	Sales Proceeds, Recoveries & Expenses - Early Terminations	58,375.11
73	Payoff Payments	5,739,216.74
74	All Other Payments Received	-

75	Collected Amounts	17,982,088.88

76	Investment Earnings on Collection Account	1,341.57

77	Total Collected Amounts, prior to Servicer Advances	17,983,430.45

78	Servicer Advance	0.00

79	Total Collected Amounts - Available for Distribution	17,983,430.45

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

80	Servicing Fee	549,870.78
81	Interest on the Exchange Note - to the Trust Collection Account	816,558.11
82	Principal on the Exchange Note - to the Trust Collection Account	13,186,921.64
83	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,859,519.72
84	Remaining Funds Payable to Trust Collection Account	570,560.20

85	Total Distributions	17,983,430.45

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

86	Available Funds	17,433,559.67

87	Investment Earnings on Reserve Account	353.50

88	Reserve Account Draw Amount	0.00

89	Total Available Funds - Available for Distribution	17,433,913.17

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

90	Administration Fee	27,493.54
91	Class A Noteholders' Interest Distributable Amount	402,853.28
92	Noteholders' First Priority Principal Distributable Amount	-
93	Class B Noteholders' Interest Distributable Amount	41,428.75
94	Noteholders' Second Priority Principal Distributable Amount	-
95	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
96	Noteholders' Regular Principal Distributable Amount	14,652,135.16
97	Remaining Funds Payable to Certificateholder	2,310,002.44

98	Total Distributions	17,433,913.17